REVENUE, OTHER INCOME AND GAINS - Summary of Transaction Price Composition (Details) - Novartis - USD ($) $ in Thousands		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total		$ 138,056	$ 125,310
Upfront Payment
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total		100,000	100,000
Actual incurred reimbursable development costs
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total		20,390	7,404
Highly probable reimbursable development costs
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total		11,430	13,306
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total		131,820	120,710
PO2: Supply of materials
Disclosure Of Transaction Price Allocated To Remaining Performance Obligations [Line Items]
Total	$ 6,200	$ 6,236	$ 4,600